Employee benefit obligations - Movement in Pension Plan Assets (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£) defined_benefit_plan	Dec. 31, 2022 GBP (£)
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	£ (122)
Employer contributions	20	£ 20	£ 24
Administrative expenses	(1)	(3)	(3)
Fair value of plan assets at end of year	(114)	£ (122)
Number of defined benefit pension plans winded up | defined_benefit_plan		2
Full elimination of associated plan assets and plan liabilities		£ 145
Plan assets
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year	259	431	552
Interest income on plan assets	12	16	13
Loss on plan assets (excluding interest income)	(4)	6	(127)
Employer contributions	20	20	24
Benefits paid	(33)	(38)	(52)
Gain/(loss) due to exchange rate movements	1	(12)	31
Settlement payments	(1)	(163)	(9)
Administrative expenses	(1)	(3)	(3)
Other	(2)	2	2
Fair value of plan assets at end of year	251	259	431
Actual return/(loss) on plan assets	£ 8	£ 22	£ (114)